UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07840

Schroder Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1.   Schedule of Investments

Schroder International Multi-Cap Value Fund

Schedule of Investments

July 31, 2011 (unaudited)

Shares		Value $

	COMMON STOCK — 91.7%
	Australia — 4.6%
2,156	Acrux	9,711
7,103	Adelaide Brighton	20,445
4,874	Aditya Birla Minerals	7,978
7,417	Aspen Group REIT	3,626
4,273	Ausdrill	15,303
1,106	Australia & New Zealand Banking Group	25,310
1,197	Bank of Queensland	10,586
2,361	Billabong International	15,277
2,071	Caltex Australia	24,254
2,798	Cardno	16,599
606	Coal & Allied Industries	68,259
42,295	Cue Energy Resources (1)	12,546
7,292	David Jones	24,033
4,245	Dragon Mining (1)	6,389
5,407	Echo Entertainment Group (1)	23,820
26,187	Grange Resources (1)	15,104
4,498	iiNET	11,909
45,217	Investa Office Fund REIT	31,792
1,575	JB Hi-Fi	25,954
2,185	Leighton Holdings	50,673
2,953	Melbourne IT	5,742
6,654	Metcash	30,410
31,721	Minara Resources	23,349
8,924	Mincor Resources	8,774
8,240	Mount Gibson Iron (1)	16,294
3,560	OZ Minerals	53,307
8,046	Panoramic Resources	15,734
23,916	Perilya	18,786
2,941	Premier Investments	17,900
5,000	Ramelius Resources	7,553
539	Rio Tinto	47,372
10,664	Rubicon America Trust REIT (1) (2) (3)	—
1,329	SMS Management & Technology	8,877
4,554	Sonic Healthcare	60,737
6,391	Stockland REIT	21,415
8,439	TABCORP Holdings	29,853
23,242	Telstra	76,346
1,859	Woolworths	55,019
		917,036
	Austria — 0.9%
1,245	Oesterreichische Post	37,125
1,606	OMV	64,185
592	Raiffeisen Bank International	29,721
802	Vienna Insurance Group	42,702
		173,733
	Belgium — 1.5%
6,486	Ageas	13,376
196	Befimmo Sicafi REIT	16,511
417	Bekaert	25,430
1,717	Belgacom	60,022
290	Compagnie Maritime Belge	7,335
904	Delhaize Group	65,112
2,514	Dexia (1)	6,684
662	KBC Groep	23,479
868	Mobistar	60,611
1,428	Nyrstar	19,007
66	Wereldhave Belgium REIT	6,224
		303,791
	Bermuda — 0.7%
6,238	Catlin Group	42,441
13,000	Dickson Concepts International	9,842
62,000	Emperor International Holdings	14,240
5,658	Hiscox	37,854
12,000	Midland Holdings	6,990
706	Seadrill	24,692
		136,059
	Brazil — 0.7%
600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	35,814
1,400	Cia de Saneamento de Minas Gerais-COPASA	29,242
600	Energias do Brasil	14,961
1,100	Eternit	6,304
1,000	Helbor Empreendimentos	13,145
2,000	Light	36,282
700	Tele Norte Leste Participacoes ADR	9,786
		145,534
	British Virgin Islands — 0.1%
2,946	Playtech	18,138
87,987	Polo Resources	8,205
		26,343
	Canada — 5.2%
6,500	Amerigo Resources	6,330
800	Bank of Montreal	50,292
700	BCE	26,727
2,350	Breakwater Resources (1)	18,261
2,800	Canadian Oil Sands	76,561
3,000	CGI Group Class A (1)	64,530
600	Chemtrade Logistics Income Fund	8,948

Shares		Value $

2,500	Chorus Aviation Class B	12,933
1,300	CML HealthCare	12,361
1,300	Davis & Henderson Income	25,050
500	Empire Class A	30,349
1,700	Extendicare REIT	18,123
600	Genivar	16,211
1,000	Genworth MI Canada	24,777
1,500	Great-West Lifeco	37,496
18,800	High River Gold Mines (1)	25,004
1,200	Industrial Alliance Insurance and Financial Services	47,377
800	Labrador Iron Ore Royalty	30,856
300	Laurentian Bank of Canada	13,465
600	Liquor Stores North America	9,438
700	Magna International Class A	34,161
2,600	Nexen	60,691
900	North West	19,067
1,000	Parkland Fuel	12,787
700	Petrobank Energy & Resources (1)	10,849
1,400	Petrominerales	44,687
1,300	Power Corp. of Canada	34,511
600	Power Financial	17,713
1,400	Quadra FNX Mining (1)	22,300
1,000	Reitmans Canada Class A	15,593
2,000	Research In Motion (1)	50,120
1,100	Rogers Communications Class B	42,023
2,500	Rogers Sugar	13,981
1,600	Sherritt International	10,003
2,000	Sun Life Financial	55,315
1,200	Valener	20,371
400	Wajax	14,913
2,500	Yellow Media	5,446
		1,039,620
	Chile — 0.3%
2,083	ENTEL Chile	42,043
12,634	Inversiones Aguas Metropolitanas	19,842
		61,885
	China — 1.6%
60,000	Chaoda Modern Agriculture Holdings	24,020
60,000	China Petroleum & Chemical Class H	59,204
44,000	China Wireless Technologies	9,429
30,000	China Zhongwang Holdings	14,243
22,000	Dongfeng Motor Group Class H	43,529
10,000	Great Wall Technology Class H	3,785
93,000	Industrial & Commercial Bank of China Class H	70,764
24,000	Kingsoft	15,767
24,000	PetroChina Class H	33,998
19,000	Shenzhou International Group Holdings	27,939
16,000	Soho China	14,515
16,000	Zhejiang Expressway Class H	11,271
		328,464
	Cyprus — 0.3%
5,452	ProSafe	40,771
2,882	Songa Offshore (1)	15,960
		56,731
	Czech Republic — 0.2%
1,215	Telefonica Czech Republic	30,943

	Denmark — 0.8%
10	AP Moller - Maersk	76,825
525	D/S Norden	17,331
315	Danske Bank	6,108
2,437	H Lundbeck	61,169
		161,433
	Finland — 1.4%
2,119	Huhtamaki	27,620
5,143	Nokia	29,978
2,161	Orion Class B	52,297
485	PKC Group	10,518
1,112	Sampo Class A	33,990
1,370	Sanoma	24,079
4,382	Stora Enso Class R	37,847
813	Tieto	12,069
2,329	UPM-Kymmene	36,382
727	Wartsila	20,989
		285,769
	France — 5.0%
614	Alten	22,942
617	Arkema	60,428
999	AXA	18,821
1,175	BNP Paribas	76,771
629	Bouygues	23,855
202	Cegid Group	5,832
328	Ciments Francais	33,962
3,547	CNP Assurances	68,509
476	Credit Agricole	5,895
180	Credit Agricole Nord de France	5,080
140	Esso Francaise	17,162
404	Euler Hermes	35,578

Shares		Value $

1,439	France Telecom	29,862
190	Generale de Sante	2,815
1,389	Metropole Television	31,788
9,352	Natixis	42,711
520	Neopost	41,624
1,904	NetGem	8,838
484	Nexity	21,774
1,851	PagesJaunes Groupe	14,723
789	Plastic Omnium	27,440
409	Renault	21,903
989	Sanofi	77,162
2,426	SCOR	62,668
988	Societe Generale	49,318
1,497	Total	81,277
457	Valeo	28,155
200	Vinci	11,646
3,259	Vivendi	78,238
		1,006,777
	Gabon — 0.3%
108	Total Gabon	54,619

	Germany — 2.3%
293	Allianz	38,342
698	Aurubis	43,348
549	Axel Springer	24,339
789	BASF	71,683
342	Bechtle	15,693
367	Daimler	26,719
805	Deutsche Lufthansa	16,254
2,096	Deutsche Post	37,110
104	Draegerwerk	12,912
686	E.ON	18,948
429	Elmos Semiconductor	5,636
425	Hannover Rueckversicherung	22,131
12	KSB	9,745
590	RWE	30,986
305	SMA Solar Technology	28,052
1,197	SQS Software Quality Systems	3,989
156	Wacker Chemie	29,637
432	Wincor Nixdorf	27,118
		462,642
	Greece — 0.8%
1,950	Hellenic Petroleum	17,991
3,382	JUMBO	23,864
963	Metka	11,403
1,578	Motor Oil Hellas Corinth Refineries	17,915
3,760	Mytilineos Holdings	26,423
3,787	OPAP	62,858
		160,454
	Guernsey — 0.3%
3,969	IRP Property Investments Limited	5,213
10,256	Resolution	46,507
		51,720
	Hong Kong — 4.0%
14,000	Cathay Pacific Airways	32,443
28,000	Champion REIT	15,449
199,774	Champion Technology Holdings	4,050
27,000	China Green Holdings	14,932
6,000	China Mobile	59,704
22,000	China Pharmaceutical Group	9,993
16,000	China Ting Group Holdings	1,663
32,000	CNOOC	71,527
371	Digitalhongkong.com (1)	55
17,400	Esprit Holdings	50,681
23,000	Goldlion Holdings	9,532
6,000	Great Eagle Holdings	19,786
17,000	GZI REIT	9,293
23,000	Haier Electronics Group (1)	28,007
5,000	Kingboard Chemical Holdings	23,770
20,000	Kowloon Development	26,895
22,000	Lerado Group Holdings	2,484
54,000	Lonking Holdings	27,439
20,000	Luen Thai Holdings	1,925
28,000	Norstar Founders Group (1) (2) (3)	—
25,227	NWS Holdings	36,643
4,000	Orient Overseas International	22,763
32,000	Shenzhen Investment	9,280
16,000	SmarTone Telecommunications Holding	24,759
21,000	Sunlight REIT	6,844
15,000	TAI Cheung Holdings	11,837
16,000	TCL Communication Technology Holdings	13,653
34,000	Texwinca Holdings	47,815
24,000	TPV Technology	11,979
5,200	Transport International Holdings	13,411
16,000	United Laboratories International Holdings	16,465
2,800	VTech Holdings	32,694
16,000	Wheelock	68,776
36,500	XTEP International Holdings	21,497
9,000	Yue Yuen Industrial Holdings	28,813

Shares		Value $

46,000	Yuexiu Transport Infrastructure	21,308
		798,165
	Hungary — 0.1%
8,579	Magyar Telekom Telecommunications	24,851

	Indonesia — 0.6%
125,000	Aneka Tambang	29,429
75,500	International Nickel Indonesia	37,772
48,000	Perusahaan Perkebunan London Sumatra Indonesia	13,279
38,500	Sampoerna Agro	16,542
32,000	Telekomunikasi Indonesia	27,687
		124,709
	Ireland — 0.3%
3,548	Anglo Irish Bank (1) (2) (3)	—
675	DCC	18,256
17,066	Total Produce	9,688
5,962	United Drug	20,049
		47,993
	Israel (2) — 1.2%
10,671	Bank Hapoalim	52,775
8,086	Bank Leumi Le-Israel	37,542
19,758	Bezeq Israeli Telecommunication	47,872
902	Cellcom Israel	23,472
856	Delek Automotive Systems	9,128
1,376	First International Bank of Israel	19,814
7,646	Israel Discount Bank Class A (1)	14,771
1,536	Partner Communications	22,039
46	Paz Oil	7,250
1,894	Super-Sol	10,628
		245,291
	Italy — 2.4%
1,627	Assicurazioni Generali	31,004
2,205	Atlantia	40,909
1,827	Autostrada Torino-Milano	21,385
3,123	Banca Carige	6,481
2,606	Banca Piccolo Credito Valtellinese	10,786
3,093	Banca Popolare di Milano	6,707
4,478	Banco Popolare	8,623
444	Beni Stabili REIT	396
1,315	Brembo	17,707
2,182	Caltagirone	5,676
495	Danieli & C Officine Meccaniche	13,267
2,044	ENI	44,590
883	Exor	26,635
1,315	Finmeccanica	10,129
8,923	Intesa Sanpaolo	20,722
22,246	KME Group	9,569
1,264	MARR	16,130
5,556	Mediaset	23,890
2,381	Milano Assicurazioni	1,044
5,340	Recordati	58,323
4,075	Snam Rete Gas	23,553
831	Societa Cattolica di Assicurazioni	20,182
1,635	Societa Iniziative Autostradali e Servizi	16,130
15,621	Telecom Italia	19,699
6,271	UniCredit	11,265
1,566	Unione di Banche Italiane	7,553
1,770	Zignago Vetro	13,965
		486,320
	Japan — 18.9%
3,000	77 Bank	13,227
3,100	Ai Holdings	13,103
2,000	Aichi Machine Industry	7,777
500	Ain Pharmaciez	20,419
1,000	Aisin Seiki	38,679
800	Alpine Electronics	12,007
1,900	Alps Electric	21,399
1,700	AOC Holdings	13,111
800	Aoyama Trading	14,056
5	AQ Interactive	5,293
1,500	Arcs	26,414
400	Artnature	4,224
4,000	Asahi Glass	46,456
6,000	Asahi Kasei	42,528
6	Asax	8,989
300	Autobacs Seven	13,539
10,000	Bank of Yokohama	49,161
900	BML	24,206
700	Canon Electronics	19,300
900	Century Tokyo Leasing	17,464
1,300	Charle	7,811
11,000	Chiba Bank	69,957
1,000	Chugoku Marine Paints	8,102
600	CMIC	10,878
700	Cocokara fine	18,363
7,000	Cosmo Oil	21,121
400	Cosmos Pharmaceutical	18,676
1,000	Create SD Holdings	22,344
2,000	Daihatsu Diesel Manufacturing	13,162
2,000	Daihatsu Motor	35,193

Shares		Value $

1,100	Daiichikosho	18,655
4,000	Daiken	14,514
300	Daikoku Denki	2,926
7,000	Daishi Bank	21,394
5,000	Daiwa House Industry	67,304
3,000	Daiwa Industries	15,646
2,400	DCM Holdings	18,353
600	Doutor Nichires Holdings	8,006
700	DTS	7,884
700	Duskin	14,202
1,000	Eagle Industry	14,462
2,000	Eisai	81,415
500	Exedy	19,034
800	FCC	19,279
8	Fields	14,317
4	Frontier REIT	36,364
600	Fuji	3,067
4,000	Fuji Heavy Industries	32,254
900	Fuji Machine Manufacturing	18,962
1,000	Fujikura Kasei	5,618
800	Fukuda Denshi	25,418
4,000	Gunma Bank	21,329
1,000	Heiwa	16,270
3,000	Higo Bank	16,972
1,100	Hitachi Capital	16,223
1,100	Hitachi Chemical	21,946
300	Hogy Medical	13,461
900	Hokuto	20,683
500	H-One	4,279
4	Ichigo REIT	4,630
1,800	Ichinen Holdings	9,387
200	Idemitsu Kosan	23,254
300	Inaba Denki Sangyo	8,353
9	Infocom	11,120
9	Inpex	70,113
1,700	IT Holdings	16,560
2,000	ITC Networks	12,902
3	Japan Hotel and Resort REIT	7,097
600	Japan Petroleum Exploration	30,784
5	Japan Prime Realty Investment REIT Class A	12,954
1,000	Jidosha Buhin Kogyo	6,204
600	JSP	11,198
6,000	Juroku Bank	18,806
2,400	Justsystems (1)	5,525
3,000	Kagoshima Bank	20,367
2,000	Kaken Pharmaceutical	28,326
4,000	Kaneka	25,751
2,000	Kasumi	12,095
1,300	Kato Sangyo	27,508
12	KDDI	89,270
500	Keihin	11,165
3,000	Keiyo Bank	15,841
2,000	Kinki Sharyo	8,141
600	Kintetsu World Express	20,640
2,000	Kinugawa Rubber Industrial	16,543
500	K’s Holdings	23,443
2,000	Kuraray	30,329
1,100	Lawson	59,585
1,400	Lintec	38,965
3,000	Maeda Road Construction	29,068
800	Maspro Denkoh	6,659
200	Melco Holdings	5,777
4	MID REIT	10,867
800	Ministop	15,066
4,000	Mitsubishi Chemical Holdings	31,369
13,100	Mitsubishi UFJ Financial Group	66,786
1,000	Mitsuboshi Belting	5,696
5,000	Mitsui Engineering & Shipbuilding	10,665
1,000	Mitsui Home	5,553
44	Mitsui Knowledge Industry	6,770
53,200	Mizuho Financial Group	87,871
900	Moshi Moshi Hotline	15,790
600	Muto Seiko	3,980
1,000	Namura Shipbuilding	4,461
1,100	NEC Capital Solutions	14,807
600	NEC Mobiling	21,428
1,200	NEC Networks & System Integration	17,979
1,000	Nichireki	4,994
15	NIFTY	21,069
2,000	Nippo	16,049
2,000	Nippon Densetsu Kogyo	21,485
3,000	Nippon Electric Glass	38,002
2,000	Nippon Seisen	11,497
600	Nippon Telegraph & Telephone	29,653
2,000	Nippon Valqua Industries	6,035
1,500	Nishimatsuya Chain	13,149
9,000	Nishi-Nippon City Bank	27,741
2,000	Nissin Sugar Manufacturing	4,760
3,000	Nittetsu Mining	13,305
2	Nomura Real Estate Office Fund REIT	13,136
7	NTT Data	24,353
37	NTT DoCoMo	68,091
6,000	Ogaki Kyoritsu Bank	19,118
7	Okinawa Cellular Telephone	16,159
22	PGM Holdings K K	12,275
460	Point	20,700

Shares		Value $

1,000	Pola Orbis Holdings	28,170
1	Premier Investment REIT	4,350
2,000	Press Kogyo	11,523
3,000	Ryobi	13,968
2,000	San-Ai Oil	11,315
3,000	San-In Godo Bank	23,332
800	Sanoh Industrial	7,606
1,000	Sanyo Chemical Industries	7,933
9	SBS Holdings	9,071
1,400	Sega Sammy Holdings	30,170
4,000	Sekisui Chemical	37,092
2	Sekisui House SI Investment REIT	9,182
1,000	Sekisui Jushi	10,587
2,000	Shinagawa Refractories	6,373
1,400	Shinko Plantech	16,460
4,000	Shinsho	10,509
800	Ship Healthcare Holdings	16,918
4,000	Shiroki	14,982
44	SKY Perfect JSAT Holdings	19,399
400	Sogo Medical	14,358
1,100	SRA Holdings	11,273
2,000	SRI Sports	22,318
1,000	Sugi Holdings	28,339
1,800	Sumitomo	25,470
1,600	Sumitomo Electric Industries	24,014
4,000	Sumitomo Metal Mining	71,115
2,600	Sumitomo Mitsui Financial Group	82,305
700	Tachi-S	13,638
2,000	Taihei Kogyo	8,246
1,700	Takeda Pharmaceutical	81,252
5,000	Toagosei	27,767
800	Tokai Rika	15,763
310	Token	11,773
4,720	Tokyu Construction	13,566
4	Tokyu REIT	24,997
500	Tomen Electronics	6,522
5,000	TonenGeneral Sekiyu	62,947
2,100	Toppan Forms	17,725
1,800	Topre	19,758
5,000	Toyo Ink SC Holdings	23,735
2,000	Toyo Suisan Kaisha	49,577
600	TS Tech	11,541
400	Tsuruha Holdings	20,653
1,100	Unipres	31,989
1,400	Valor	22,851
1,300	VT Holdings	5,918
200	Yachiyo Bank	5,998
460	Yamada Denki	36,793
2,000	Yamanashi Chuo Bank	8,454
1,100	Yorozu	28,283
6	Zappallas	7,476
3,000	Zojirushi	10,222
		3,781,791
	Luxembourg — 0.2%
830	Oriflame Cosmetics	37,937

	Malaysia — 0.9%
15,400	Affin Holdings	17,665
7,300	APM Automotive Holdings	12,314
5,300	DiGi.com	54,073
16,100	KLCC Property Holdings	18,197
17,800	Kumpulan Fima	10,690
10,700	Maxis	19,855
6,200	Tradewinds Malaysia	20,081
13,500	UMW Holdings	33,659
		186,534
	Malta — 0.0%
22,416	BGP Holdings (1) (2) (3)	—

	Mexico — 0.2%
11,100	Grupo Mexico, Series B	40,960

	Netherlands — 2.1%
6,805	Aegon (1)	39,274
926	ASM International	26,495
1,726	ASML Holding	61,973
1,333	BE Semiconductor Industries	9,099
1,372	BinckBank	19,007
1,040	ING Groep (1)	11,239
1,240	Koninklijke Boskalis Westminster	52,364
1,451	Koninklijke KPN	20,740
881	Mediq	16,465
1,836	Royal Dutch Shell	67,546
1,835	Royal Dutch Shell Class A	67,319
2,906	SNS Reaal (1)	12,215
446	Vastned Offices/Industrial REIT	7,371
105	Wereldhave REIT	9,748
		420,855
	New Zealand — 0.4%
13,956	Air New Zealand	14,351
7,005	Nuplex Industries	16,869
19,599	Telecom Corp. of New Zealand	45,217
		76,437

Shares		Value $

	Norway — 2.3%
9,933	ABG Sundal Collier Holding	10,743
3,089	Aker Solutions	54,421
1,723	Atea	17,771
1,800	Austevoll Seafood	9,935
1,884	Cermaq	26,347
1,197	DnB NOR	17,484
1,028	Farstad Shipping	30,662
1,338	Fred Olsen Energy	51,919
1,043	Leroy Seafood Group	20,934
35,624	Marine Harvest	20,748
2,670	SpareBank 1 SMN	23,817
1,148	Sparebank 1 SR Bank	10,219
420	Sparebanken More	14,674
3,343	Statoil	82,690
3,740	Telenor	62,692
		455,056
	Philippines — 0.7%
18,900	Aboitiz Power	14,580
11,500	DMCI Holdings	12,283
550	Globe Telecom	12,519
30,000	Manila Water	14,071
600	Philippine Long Distance Telephone ADR	33,960
15,100	Rizal Commercial Banking	10,233
5,250	Semirara Mining	28,163
4,300	Union Bank of Philippines	6,430
		132,239
	Poland — 0.7%
842	Grupa Lotos (1)	11,583
5,820	Impexmetal	9,948
978	KGHM Polska Miedz	67,183
2,423	Polski Koncern Naftowy Orlen	40,787
		129,501
	Portugal — 0.5%
10,239	Banco BPI	13,817
21,110	Banco Comercial Portugues (1)	9,768
5,516	Banco Espirito Santo	20,943
14,290	Portucel Empresa Produtora de Pasta e Papel	42,510
1,439	Portugal Telecom	12,482
		99,520
	Russia — 0.5%
2,200	Gazprom ADR	32,252
600	LUKOIL ADR	40,290
1,750	Mobile Telesystems ADR	32,865
		105,407
	Singapore — 2.2%
24,000	Boustead Singapore	20,745
21,000	CapitaCommercial Trust REIT	24,609
61,000	Golden Agri-Resources	37,010
9,000	Hong Leong Asia	16,307
13,000	HTL International Holdings	4,808
18,000	Jurong Technologies Industrial (1) (2) (3)	—
16,800	M1	36,443
10,000	Neptune Orient Lines	11,968
7,000	SembCorp Industries	29,496
2,000	Singapore Airlines	23,537
25,000	Singapore Telecommunications	69,814
23,000	StarHub	53,906
12,000	Swiber Holdings (1)	6,931
16,000	UMS Holdings	7,114
9,000	UOB-Kay Hian Holdings	12,492
10,000	UOL Group	42,886
5,000	Venture	32,746
7,000	Wing Tai Holdings	8,610
		439,422
	South Africa — 1.3%
7,701	Afgri	7,379
3,067	Allied Electronics	11,939
746	Allied Technologies	6,757
403	Astral Foods	7,633
2,353	Aveng	12,605
7,501	Coronation Fund Managers	22,483
634	Kumba Iron Ore	48,431
1,080	Palabora Mining	22,314
3,283	Raubex Group	7,569
1,550	Reunert	13,785
10,610	RMB Holdings	40,110
793	Sasol	39,880
4,409	Steinhoff International Holdings (1)	15,420
		256,305
	South Korea — 1.8%
940	Bookook Steel	2,154
410	Daishin Securities	5,310
37	Dongwon Industries	6,477
290	Global & Yuasa Battery	12,024
1,230	Green Cross Holdings	21,472
1,530	Hanil E-Wha	17,492
39	Hankook Shell Oil	7,881
290	Hankuk Paper Manufacturing	5,393
490	Hanyang Securities	3,728
1,110	Hwa Shin	19,378
137	Hyundai Heavy Industries	53,032

Shares		Value $

180	Hyundai Motor	40,133
530	Jinheung Mutual Savings Bank (1)	1,508
823	KT&G	51,223
190	Kyeryong Construction Industrial	3,912
1,300	Kyung Nong	4,169
100	Mi Chang Oil Industrial	4,791
860	Motonic	7,743
60	Nexen	4,526
86	Nong Shim Holdings	5,059
110	Pusan City Gas	2,040
50	Samsung Electronics	40,038
470	Sejong Industrial	8,896
1,500	SK Telecom ADR	23,880
238	Thinkware Systems	2,188
650	Woongjin Thinkbig	11,378
		365,825
	Spain — 2.1%
2,064	Almirall	19,725
2,281	Antena 3 de Television	18,160
2,926	Banco Bilbao Vizcaya Argentaria	30,902
3,637	Banco de Sabadell	13,637
998	Banco Espanol de Credito	7,587
3,085	Banco Popular Espanol	16,009
2,956	Banco Santander Central Hispano	31,117
3,522	CaixaBank	20,413
825	Caja de Ahorros del Mediterraneo	5,181
3,352	Duro Felguera	26,880
1,525	Enagas	34,846
2,868	Indra Sistemas	57,001
10,627	Mapfre	37,859
1,465	Repsol	46,370
1,884	Telefonica	42,101
766	Vueling Airlines (1)	7,871
		415,659
	Sweden — 1.8%
1,245	Axfood	48,035
587	Bilia Class A	9,755
2,330	Billerud	21,122
2,806	Boliden	48,731
1,000	D Carnegie (1) (2) (3)	—
468	Hoganas Class B	18,533
1,172	Intrum Justitia	18,220
533	NCC Class B	10,757
1,390	Nolato	14,369
1,843	Nordea Bank	19,667
3,074	Peab	20,430
3,806	Tele2 Class B	81,290
7,088	TeliaSonera	54,344
		365,253
	Switzerland — 3.9%
1,074	Aryzta	58,810
423	Baloise Holding	42,214
443	BKW FMB Energie	27,438
542	Credit Suisse Group	19,598
111	Emmi	29,714
3,953	Ferrexpo	30,016
104	Helvetia Holding	42,083
1,300	Nestle	82,994
1,301	Novartis	80,166
427	Pargesa Holding	37,948
464	Roche Holding	83,474
111	Swisscom	53,519
510	Transocean	31,218
4,150	UBS	69,123
78	Valora Holding	23,337
55	Vaudoise Assurances Holding	19,496
235	Zurich Financial Services	56,100
		787,248
	Taiwan — 2.8%
9,000	Ability Enterprise	12,376
5,000	Altek	6,287
8,000	Asia Vital Components	7,399
7,000	Audix	7,698
7,000	Avermedia Technologies	6,547
3,105	Chicony Electronics	5,948
4,000	Chong Hong Construction	12,636
14,394	Compal Electronics	18,647
7,000	Coretronic	8,244
11,000	CTCI	14,822
3,000	Dynapack International Technology	14,808
19,000	Far EasTone Telecommunications	31,360
14,000	Feng TAY Enterprise	12,996
16,000	Formosan Rubber Group	15,767
7,069	FSP Technology	6,978
9,000	Gigabyte Technology	10,038
7,000	Highwealth Construction	15,954
1,600	Himax Technologies ADR	2,800
6,000	Huaku Development	17,832
22,580	Inventec	11,067
3,000	I-Sheng Electric Wire & Cable	3,793
4,573	Leader Electronics	2,051
9,000	Lite-On IT	10,849
18,000	Lite-On Technology	23,505
29,000	Macronix International	14,465
1,150	Motech Industries	3,581

Shares		Value $

4,441	Pegatron (1)	5,099
6,000	Phihong Technology	10,433
12,000	Pou Chen	10,703
3,150	Promate Electronic	2,084
7,907	Quanta Computer	19,446
7,150	Radiant Opto-Electronics	27,986
11,000	Sigurd Microelectronics	9,506
2,020	Silitech Technology	4,527
3,000	Sincere Navigation	3,382
25,130	Sinon	11,664
4,000	Sirtec International	6,554
3,000	Soft-World International	11,431
4,000	Taiwan Navigation	4,434
4,000	Taiwan Prosperity Chemical	17,735
10,000	Taiwan Sogo Shin Kong SEC	9,075
6,600	Taiwan Surface Mounting Technology	18,860
6,000	Thye Ming Industrial	8,261
11,000	TSRC	29,758
6,000	Ttet Union	10,890
22,000	Wan Hai Lines	15,431
8,400	Weikeng Industrial	7,390
10,553	Wistron	17,728
		560,825
	Thailand — 1.6%
13,500	Advanced Info Service NVDR	52,306
18,400	Bangchak Petroleum	13,950
5,300	Bangkok Expressway	3,289
21,150	Bualuang Securities	11,565
13,300	Delta Electronics Thai	12,158
2,100	Electricity Generating	6,640
12,400	Hana Microelectronics	10,358
7,300	Kiatnakin Bank	8,448
25,300	Lanna Resources	25,037
18,200	MCS Steel	6,899
11,000	Padaeng Industry	7,454
110,400	Property Perfect	3,592
7,500	PTT Exploration & Production NVDR	46,293
3,300	PTT NVDR	38,413
11,300	Ratchaburi Electricity Generating Holding	16,300
29,600	SC Asset	15,192
74,800	Thai Tap Water Supply	14,930
5,900	Thanachart Capital	6,037
5,800	Total Access Communication	13,133
		311,994
	Turkey — 1.3%
81	Bagfas Bandirma Gubre Fabrik	7,533
2,766	Ford Otomotiv Sanayi	21,791
2,214	Gubre Fabrikalari (1)	17,508
4,198	Koza Anadolu Metal Madencilik Isletmeleri (1)	12,359
1,239	Pinar SUT Mamulleri Sanayii	11,119
6,503	Selcuk Ecza Deposu Ticaret ve Sanayi	7,742
3,204	Tofas Turk Otomobil Fabrikasi	13,285
6,180	Trakya Cam Sanayi	13,142
1,352	Tupras Turkiye Petrol Rafinerileri	32,915
11,077	Turk Telekomunikasyon	47,242
903	Turk Traktor ve Ziraat Makineleri	20,540
5,885	Turkcell Iletisim Hizmetleri	30,537
8,993	Turkiye Is Bankasi Class C	25,836
		261,549
	United Kingdom — 9.9%
9,461	Aberdeen Asset Management	34,250
3,893	Anglo Pacific Group	20,453
1,682	AstraZeneca	82,099
9,476	Aviva	62,044
13,900	BAE Systems	69,376
4,077	Balfour Beatty	20,322
9,707	Barclays	35,539
15,990	Beazley	33,970
9,315	Brewin Dolphin Holdings	22,711
21,666	Cable & Wireless Communications	13,161
6,687	Cairn Energy (1)	40,599
7,371	Carillion	44,389
14,614	Centrica	73,563
3,020	Computacenter	24,295
1,017	Cranswick	10,753
5,769	Drax Group	50,673
7,685	Electrocomponents	29,322
4,221	Eurasian Natural Resources	53,534
7,735	Fiberweb	7,556
3,357	Firstgroup	20,089
5,307	Game Group	2,440
2,357	GlaxoSmithKline	52,783
2,718	Greggs	22,758
3,507	Gulfsands Petroleum (1)	12,120
5,022	Halfords Group	26,607
7,039	Henderson Group	18,502
2,169	Hill & Smith Holdings	13,149
8,057	Home Retail Group	17,937
7,475	HSBC Holdings	72,960
4,289	ICAP	31,533
4,241	IG Group Holdings	30,818

Shares		Value $

942	Imperial Tobacco Group	32,741
6,434	Inmarsat	57,042
1,649	Interior Services Group	5,279
4,356	Intermediate Capital Group	19,045
2,521	Interserve	13,772
4,263	Investec	33,644
7,959	J Sainsbury	39,737
1,280	Kazakhmys	28,328
1,407	Keller Group	10,386
5,088	Kesa Electricals	10,910
1,100	Kier Group	24,001
27,972	Legal & General Group	51,527
14,328	Lloyds Banking Group (1)	10,198
6,817	Marks & Spencer Group	38,747
4,543	Mondi	44,677
5,786	N Brown Group	27,073
3,803	Pace	7,180
9,114	Premier Farnell	29,029
853	Rio Tinto	60,219
2,490	Robert Wiseman Dairies	13,194
17,591	Royal Bank of Scotland Group (1)	10,308
1,517	Scottish & Southern Energy	32,552
6,582	St. James’s Place	39,983
6,893	Stagecoach Group	28,304
1,599	Standard Chartered	40,901
11,390	Tesco	71,705
2,409	Tullett Prebon	14,009
1,262	Valiant Petroleum (1)	11,934
1,604	Vedanta Resources	46,612
5,607	Vodafone Group	15,834
3,295	WH Smith	27,454
10,578	WM Morrison Supermarkets	50,520
1,140	WSP Group	5,531
		2,002,681
	TOTAL COMMON STOCK (Cost $17,752,651)	18,363,880

	PREFERRED STOCK — 1.6%
	Brazil — 1.2%
2,300	AES Tiete	35,719
2,000	Bradespar	51,818
700	Cia de Transmissao de Energia Eletrica Paulista	21,155
600	Cia Energetica do Ceara Class A	13,538
1,540	Cia Energetica de Minas Gerais ADR	29,722
1,320	Eletropaulo Metropolitana Eletricidade de Sao Paulo Class B	30,847
1,700	Ferbasa-Ferro Ligas da Bahia	11,288
1,500	Vale ADR	44,280
		238,367
	Germany — 0.4%
28	KSB	21,065
870	ProSiebenSat.1 Media	22,511
164	Volkswagen	32,866
		76,442
	TOTAL PREFERRED STOCK (Cost $266,498)	314,809

	WARRANTS (1) — 0.0%
	Italy — 0.0%
1,002	KME Group, Expires 01/02/12 (Cost $—)	9

	SHORT-TERM INVESTMENT (4) — 8.0%
1,607,624	JPMorgan Prime Money Market Fund, 0.010% (Cost $1,607,624)	1,607,624

	TOTAL INVESTMENTS — 101.3% (Cost $19,626,773)*	20,286,322
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%	(257,138)
	NET ASSETS — 100%	$20,029,184

(1)         Denotes non-income producing security.

(2)         Security is fair valued.

(3)         Security considered illiquid. On July 31, 2011 the value of these securities amounted to $0, representing 0.0% of the net assets of the Fund.

(4)         The rate shown represents the 7-day current yield as of July 31, 2011.

* At July 31, 2011, the tax basis cost of the Fund’s investments was $19,626,773, and the unrealized appreciation and depreciation were $1,743,542 and $(1,083,993), respectively.

A summary of the open futures contracts held by the Fund at July 31, 2011, is as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
FTSE Index	5	Sept-2011	$(8,358)
DJ Euro Stoxx	11	Sept-2011	(9,823)
			$(18,181)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2011, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	9/8/11	USD	388,997	EUR	269,100	$(2,615)
Barclays Capital	9/8/11	ZAR	1,584,800	USD	231,299	(4,663)
JPMorgan	9/8/11	TRY	383,000	USD	226,936	1,681
JPMorgan	9/8/11	USD	267,752	GBP	163,600	736
State Street Bank	9/8/11	USD	248,161	EUR	173,500	956
State Street Bank	9/8/11	USD	411,686	GBP	253,400	4,174
						$269

ADR — American Depositary Receipt

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

NVDR — Non Voting Depositary Receipt

REIT — Real Estate Investment Trust

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Market Equity Fund

Schedule of Investments

July 31, 2011 (unaudited)

Shares		Value $

	COMMON STOCK — 88.6%
	Brazil — 6.8%
123,800	BR Malls Participacoes	1,420,603
76,600	BR Properties	839,479
49,400	BRF - Brasil Foods ADR	953,914
89,064	Cia de Concessoes Rodoviarias	2,665,834
172,000	Gerdau ADR	1,568,640
77,000	Iochpe-Maxion	1,000,722
52,600	Lojas Renner	1,870,094
80,800	Magazine Luiza (1)	719,866
531,200	PDG Realty Empreendimentos e Participacoes	2,794,348
80,178	Petroleo Brasileiro ADR	2,723,647
36,500	Ultrapar Participacoes ADR	661,380
11,000	Vale	354,564
136,000	Vale ADR	4,411,840
		21,984,931
	Cayman Islands — 0.1%
138,000	Tingyi Cayman Islands Holding	428,517

	China — 12.6%
225,500	Anhui Conch Cement Class H	1,056,118
9,500	Baidu ADR (1)	1,492,165
851,600	Changsha Zoomlion Heavy Industry Science and Technology Development Class H	1,678,417
8,984,320	China Construction Bank Class H	7,239,655
1,140,000	China National Building Material Class H	2,290,708
2,248,000	China Petroleum & Chemical Class H	2,218,174
744,000	China Shenhua Energy Class H	3,737,470
1,407,000	China Suntien Green Energy Class H	397,182
1,456,000	Dongfeng Motor Group Class H	2,880,838
11,310,565	Industrial & Commercial Bank of China Class H	8,606,212
880,000	Parkson Retail Group	1,237,560
1,220,000	PetroChina Class H	1,728,232
406,000	Ping An Insurance Group of China Class H	3,951,433
68,900	Tencent Holdings	1,792,917
71,360	ZTE Class H	222,960
		40,530,041
	Egypt (2) — 0.3%
287,096	Egyptian Financial Group-Hermes Holding (1)	918,781

	Hong Kong — 7.7%
500	Beijing Enterprises Holdings	2,525
1,055,000	Belle International Holdings	2,309,428
117,000	China Mengniu Dairy	405,343
151,941	China Merchants Holdings International	540,042
766,500	China Mobile	7,627,233
1,546,000	China Overseas Land & Investment	3,471,527
1,020,000	China Resources Power Holdings	1,986,758
3,049,000	CNOOC	6,815,200
3,281,140	Franshion Properties China	905,183
1,042,000	Lenovo Group	661,829
		24,725,068
	Hungary — 3.0%
186,941	Magyar Telekom Telecommunications	541,525
32,920	MOL Hungarian Oil & Gas	3,547,527
143,452	OTP Bank	4,170,784
7,663	Richter Gedeon	1,533,009
		9,792,845
	India — 2.7%
21,286	Dr. Reddy’s Laboratories ADR	759,059
107,000	HDFC Bank ADR	3,719,320
30,800	Infosys Limited ADR	1,916,376
30,370	Larsen & Toubro GDR	1,185,900
96,688	Tata Steel GDR	1,251,143
		8,831,798
	Indonesia — 2.4%
170,500	Astra International	1,414,979
3,193,000	Bank Mandiri	2,950,565
1,141,500	Indofood Sukses Makmur	853,270
2,151,000	Perusahaan Gas Negara	1,006,501
1,425,500	Semen Gresik Persero	1,585,753
		7,811,068
	Malaysia — 2.7%
1,191,700	Axiata Group	2,050,496
688,800	CIMB Group Holdings	1,921,854
630,300	Genting	2,300,892
22,600	Public Bank	102,478

Shares		Value $

405,700	Sime Darby	1,252,414
478,800	Tenaga Nasional	990,231
		8,618,365
	Mexico — 4.3%
193,900	America Movil, Series L ADR	5,002,620
688,700	Compartamos	1,239,589
122,566	Fomento Economico Mexicano	887,857
193,700	GEO (1)	388,093
592,700	Grupo Financiero Banorte	2,596,283
576,100	Grupo Mexico, Series B	2,125,885
564,958	Wal-Mart de Mexico	1,560,447
		13,800,774
	Peru — 0.5%
14,300	Cia de Minas Buenaventura ADR	585,442
10,635	Credicorp	1,039,040
		1,624,482
	Poland — 1.7%
149,131	Cyfrowy Polsat	863,983
12,651	KGHM Polska Miedz	869,045
49,218	Polski Koncern Naftowy Orlen	828,506
97,088	Powszechna Kasa Oszczednosci Bank Polski	1,436,581
9,569	Powszechny Zaklad Ubezpieczen	1,305,020
		5,303,135
	Qatar (2) — 0.6%
50,149	Industries Qatar	1,894,878

	Russia — 8.3%
738,136	Gazprom ADR	10,821,074
53,012	Globaltrans Investment GDR	967,469
63,700	LUKOIL ADR	4,277,455
37,616	MMC Norilsk Nickel ADR	1,005,852
81,500	Mobile Telesystems ADR	1,530,570
14,100	NovaTek GDR	2,196,780
15,628	Novolipetsk Steel GDR	586,050
140,600	Rosneft Oil GDR	1,199,318
42,750	Severstal GDR	831,060
24,700	Uralkali GDR	1,216,722
45,858	X5 Retail Group GDR (1)	1,915,488
		26,547,838
	South Africa — 2.8%
440,806	FirstRand	1,271,759
72,510	Imperial Holdings	1,247,256
113,439	MTN Group	2,460,970
102,798	Murray & Roberts Holdings	474,036
27,784	Naspers Class N	1,490,033
27,503	Raubex Group	63,413
42,049	Sasol	2,114,663
		9,122,130
	South Korea — 18.2%
161,340	Cheil Worldwide	2,548,682
1,998	Daum Communications	250,224
110,590	DGB Financial Group (1)	1,752,233
3,221	E-Mart (1)	840,394
18,185	GS Engineering & Construction	2,053,145
71,840	Hana Financial Group	2,818,391
6,768	Hyundai Department Store	1,181,510
9,067	Hyundai Glovis	1,651,674
3,312	Hyundai Heavy Industries	1,282,065
6,296	Hyundai Mobis	2,269,905
37,249	Hyundai Motor	8,305,043
75,950	KT ADR	1,500,772
9,319	LG Chem	4,155,531
6,460	LG Household & Health Care	2,923,548
3,760	POSCO	1,657,040
16,996	Samsung Electronics	13,609,700
18,826	Samsung Fire & Marine Insurance	4,259,963
6,310	Samsung Life Insurance	597,474
49,345	Shinhan Financial Group	2,364,253
11,746	SK Energy	2,429,438
		58,450,985
	Taiwan — 6.7%
180,011	Asustek Computer	1,446,573
146,013	Cathay Financial Holding	218,489
16,930	Cathay Financial Holding GDR	253,188
3,912,440	Chinatrust Financial Holding	3,523,500
31,540	Chunghwa Telecom ADR	1,096,330
1,000,340	Hon Hai Precision Industry	2,851,679
785,000	Nan Ya Plastics	2,167,111
1,155,337	Taiwan Cement	1,824,848
483,000	Taiwan Mobile (1)	1,326,703
1,879,139	Taiwan Semiconductor Manufacturing	4,686,457
46,484	Taiwan Semiconductor Manufacturing ADR	574,542
953,000	WPG Holdings	1,591,084
		21,560,504
	Thailand — 4.5%
576,900	Bangkok Bank	3,415,728
5,750	Banpu	140,808
55,750	Banpu NVDR	1,368,970
1,061,500	CP ALL	1,762,638
710,100	Kasikornbank NVDR	3,358,742
30,100	PTT	350,376

Shares		Value $

361,100	PTT NVDR	4,203,345
		14,600,607
	Turkey — 2.7%
87,792	Anadolu Efes Biracilik Ve Malt Sanayii	1,159,674
260,851	TAV Havalimanlari Holding (1)	1,276,288
17,972	Tupras Turkiye Petrol Rafinerileri	437,536
243,087	Turk Telekomunikasyon	1,036,741
682,232	Turkiye Garanti Bankasi	3,014,720
272,368	Turkiye Halk Bankasi	1,911,836
		8,836,795
	TOTAL COMMON STOCK (Cost $255,409,154)	285,383,542

	PREFERRED STOCK — 8.1%
	Brazil — 8.1%
239,538	Banco Bradesco ADR	4,606,316
32,020	Cia de Bebidas das Americas ADR	961,240
132,877	Cia Energetica de Minas Gerais ADR	2,564,526
317,270	Itau Unibanco Holding ADR	6,462,790
129,239	Petroleo Brasileiro ADR	3,971,515
47,002	Telecomunicacoes de Sao Pao ADR	1,490,904
69,400	Ultrapar Participacoes	1,229,443
161,000	Vale ADR	4,752,720
500	Vale Class A	14,698
	TOTAL PREFERRED STOCK (Cost $24,328,759)	26,054,152

	EQUITY-LINKED WARRANTS (1)(3)(4) — 1.9%
	Russia — 1.9%
289,348	Sberbank Savings Bank of the Russian Federation, Expires 11/05/12	1,030,079
1,349,917	Sberbank Savings Bank of the Russian Federation, Expires 02/28/18	4,967,694
	TOTAL EQUITY-LINKED WARRANTS (Cost $4,683,781)	5,997,773

	SHORT-TERM INVESTMENT (5) — 1.2%
4,026,825	JPMorgan Prime Money Market Fund, 0.010% (Cost $4,026,825)	4,026,825

	TOTAL INVESTMENTS — 99.8% (Cost $288,448,519)*	321,462,292
	OTHER ASSETS LESS LIABILITIES — 0.2%	503,052
	NET ASSETS — 100%	$321,965,344

(1)          Denotes non-income producing security.

(2)          Security is fair valued.

(3)          Securities are not readily marketable.

(4)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2011, the value of these securities amounted to $5,997,773, representing 1.9% of the net assets of the Fund.

(5)          The rate shown represents the 7-day current yield as of July 31, 2011.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non Voting Depositary Receipt

* At July 31, 2011, the tax basis cost of the Fund’s investments was $288,448,519, and the unrealized appreciation and depreciation were $38,952,432 and $(5,938,659), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder U.S. Small and Mid Cap Opportunities Fund

Schedule of Investments

July 31, 2011 (unaudited)

Shares		Value $

	COMMON STOCK — 89.5%
	Auto & Transportation — 1.5%
15,900	Kansas City Southern (1)	943,665
27,900	Ryder System	1,571,328
18,200	Wabtec	1,174,264
		3,689,257
	Consumer Discretionary — 15.1%
13,100	Autoliv	866,696
58,600	Bally Technologies (1)	2,310,598
60,900	Carter’s (1)	2,040,150
15,500	Children’s Place (1)	748,960
44,600	DeVry	2,771,444
44,000	Dick’s Sporting Goods (1)	1,628,000
61,900	DreamWorks Animation SKG Class A (1)	1,353,134
57,500	Harman International Industries	2,392,000
85,900	Interpublic Group of Cos.	842,679
22,800	Lamar Advertising Class A (1)	580,488
11,700	Liberty Media - Starz, Series A (1)	898,092
38,200	Life Time Fitness (1)	1,595,232
7,400	Men’s Wearhouse	242,646
50,100	Monster Worldwide (1)	588,174
41,300	Penske Automotive Group	913,969
74,400	Rent-A-Center	2,012,520
145,900	Republic Services	4,235,477
29,100	Ross Stores	2,204,907
25,100	Snap-on	1,427,186
30,200	Valassis Communications (1)	809,360
117,300	VeriSign	3,660,933
69,900	Waste Connections	2,253,576
		36,376,221
	Consumer Staples — 0.7%
135,500	Dean Foods (1)	1,493,210
3,200	JM Smucker	249,344
		1,742,554
	Financial Services — 14.0%
26,000	Bank of Hawaii	1,165,060
86,400	Comerica	2,767,392
26,800	Cullen/Frost Bankers	1,443,984
28,000	Digital Realty Trust REIT	1,713,880
138,200	HCC Insurance Holdings	4,163,966
27,500	Health Care REIT	1,451,450
63,500	KKR	930,275
20,000	LaSalle Hotel Properties REIT	500,200
55,000	Lazard LP Class A	1,848,000
13,800	MSCI Class A (1)	489,762
65,800	PartnerRe	4,396,756
256,700	People’s United Financial	3,254,956
40,400	Reinsurance Group of America	2,351,684
64,100	Tanger Factory Outlet Centers REIT	1,759,545
18,700	UMB Financial	776,050
49,800	Willis Group Holdings	2,038,812
86,700	WR Berkley	2,669,493
		33,721,265
	Financials — 0.5%
64,300	Invesco Mortgage Capital REIT	1,258,994

	Health Care — 12.1%
26,800	AMERIGROUP (1)	1,474,000
78,100	Brookdale Senior Living (1)	1,670,559
76,000	CareFusion (1)	2,005,640
41,500	Centene (1)	1,361,615
27,500	DaVita (1)	2,297,350
107,200	DENTSPLY International	4,061,808
18,200	Hospira (1)	930,384
24,100	Human Genome Sciences (1)	506,341
64,500	Life Technologies (1)	2,904,435
20,100	LifePoint Hospitals (1)	745,710
26,200	Masimo	727,836
22,700	NuVasive (1)	649,674
17,300	Onyx Pharmaceuticals (1)	570,554
119,200	Pharmaceutical Product Development	3,436,536
27,100	Salix Pharmaceuticals (1)	1,050,938
16,800	Sirona Dental Systems (1)	849,744
54,800	Universal Health Services Class B	2,720,272
29,500	West Pharmaceutical Services	1,294,165
		29,257,561
	Materials & Processing — 10.4%
64,900	Airgas	4,458,630
58,300	Cabot	2,279,530
120,100	Crown Holdings (1)	4,613,041
33,000	Cytec Industries	1,848,000
41,800	Jacobs Engineering Group (1)	1,636,052
45,800	Reliance Steel & Aluminum	2,153,058
39,400	Rock-Tenn Class A	2,421,524
16,000	Royal Gold	1,025,600
72,700	Silgan Holdings	2,819,306
146,870	Yamana Gold	1,906,373
		25,161,114
	Other Energy — 5.3%
16,000	Cimarex Energy	1,409,920
18,800	Concho Resources (1)	1,759,304
89,100	Energen	5,239,971
56,900	SM Energy	4,287,415
		12,696,610
	Producer Durables — 7.3%
43,100	Aecom Technology (1)	1,066,294

Shares		Value $

32,400	Applied Industrial Technologies	1,034,208
28,600	Dover	1,729,442
54,650	IDEX	2,266,882
25,600	Itron (1)	1,101,824
9,000	ITT	480,060
29,100	Kennametal	1,147,413
33,500	PHH (1)	628,460
67,300	Quanta Services (1)	1,246,396
26,800	Regal-Beloit	1,624,884
108,800	Steelcase Class A	1,080,384
129,600	Verisk Analytics Class A (1)	4,315,680
		17,721,927
	Technology — 15.5%
10,900	AboveNet	663,701
131,200	Amdocs (1)	4,136,736
75,800	Arrow Electronics (1)	2,634,050
126,300	Atmel (1)	1,528,230
28,600	Avnet (1)	837,980
124,000	Brocade Communications Systems (1)	679,520
3,700	Citrix Systems (1)	266,548
47,000	Digital River (1)	1,198,500
38,500	Gartner (1)	1,421,035
284,900	Integrated Device Technology (1)	1,948,716
69,400	Molex	1,629,512
202,900	National Semiconductor	5,015,688
217,800	Parametric Technology (1)	4,528,062
191,200	PMC - Sierra (1)	1,336,488
40,200	QLogic (1)	609,834
10,554	Rovi (1)	559,045
52,900	SAIC (1)	847,987
81,300	SBA Communications Class A (1)	3,103,221
33,900	Skyworks Solutions (1)	858,009
105,700	Synopsys (1)	2,533,629
14,100	TIBCO Software (1)	367,164
16,400	VeriFone Systems (1)	645,668
		37,349,323
	Telecommunication Services — 1.1%
62,000	NII Holdings (1)	2,625,700

	Utilities — 6.0%
79,700	Cleco	2,767,184
85,300	NeuStar Class A (1)	2,221,212
62,900	Northeast Utilities	2,138,600
56,600	Portland General Electric	1,402,548
231,900	Questar	4,273,917
38,300	Southern Union	1,646,900
		14,450,361
	TOTAL COMMON STOCK (Cost $205,487,778)	216,050,887

	SHORT-TERM INVESTMENT (2) — 9.9%
23,962,186	JPMorgan Prime Money Market Fund, 0.010% (Cost $23,962,186)	23,962,186

	TOTAL INVESTMENTS — 99.4% (Cost $229,449,964)*	240,013,073
	OTHER ASSETS LESS LIABILITIES — 0.6%	1,336,252
	NET ASSETS — 100%	$241,349,325

(1)          Denotes non-income producing security.

(2)          The rate shown represents the 7-day current yield as of July 31, 2011.

LP — Limited Partnership

REIT — Real Estate Investment Trust

* At July 31, 2011, the tax basis cost of the Fund’s investments was $229,449,964, and the unrealized appreciation and depreciation were $19,367,451 and $(8,804,342), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Total Return Fixed Income Fund

Schedule of Investments
July 31, 2011 (unaudited)

Principal
Amount ($)		Value $

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 42.6%
	FHLMC
106,846	5.500%, 05/01/38	115,890
1,120,640	5.000%, 08/01/40	1,197,171
565,813	4.500%, 10/01/24	605,862
	FHLMC Gold
62,486	6.500%, 07/01/32	69,759
4,910	6.000%, 12/01/28	5,466
1,322,167	4.500%, 03/01/41	1,384,528
299,055	4.500%, 05/01/41	312,249
	FHLMC Gold TBA
340,000	5.000%, 08/15/41	362,419
	FHLMC IO REMIC (1) (2)
13	1176.748%, 01/15/22	318
	FHLMC TBA
915,000	4.500%, 08/15/41	954,173
	FNMA
28,520	7.500%, 12/01/29	32,947
31,725	6.000%, 12/01/28	34,915
52,693	6.000%, 10/01/29	57,991
812,365	6.000%, 05/01/36	894,041
1,310,455	6.000%, 03/01/37	1,445,486
389,052	5.500%, 11/01/34	423,381
1,257,191	5.500%, 10/01/35	1,368,121
1,141,568	5.500%, 07/01/38	1,242,296
259,700	5.000%, 10/01/29	278,653
557,591	4.500%, 11/01/40	583,106
421,044	4.500%, 12/01/40	440,310
532,590	4.500%, 05/01/41	558,376
184,519	4.000%, 11/01/40	187,721
617,035	2.050%, 03/01/34 (1)	643,956
	FNMA IO (2)
1,561,536	5.000%, 07/01/18	147,315
	FNMA IO REMIC (2)
891,460	5.500%, 01/25/19	96,919
	FNMA REMIC
250,168	6.500%, 01/25/32	283,784
130,483	5.000%, 07/25/37	143,490
570,000	3.000%, 05/25/26	531,421
	FNMA TBA
150,000	5.000%, 08/25/41	160,102
120,000	4.500%, 08/25/26	127,594
	GNMA
109,067	25.176%, 11/15/17 (1)	153,663
5,214	8.000%, 11/15/17	6,085
4,661	8.000%, 06/15/26	5,439
30,935	7.000%, 09/15/23	36,018
48,872	6.000%, 10/20/32	54,807
129,104	6.000%, 06/20/35	144,803
460,941	5.000%, 05/20/30	509,099
388,000	5.000%, 12/20/33	413,080
275,000	4.500%, 06/16/27	297,460
610,000	4.500%, 06/20/27	648,247
495,000	4.500%, 06/20/39	520,995
485,000	4.500%, 08/20/40	511,438
257,000	4.000%, 09/20/38	263,732
485,000	4.000%, 08/20/39	497,518
341,683	4.000%, 12/15/40	354,304
1,100,120	3.000%, 07/20/40 (1)	1,137,313
	GNMA IO (2)
121,096	4.500%, 11/20/32	9,282
447,341	4.500%, 06/20/33	40,780
	GNMA TBA
9,125,000	4.000%, 08/15/41	9,435,820
	NCUA Guaranteed Notes, Series A1 (1)
138,436	0.535%, 12/07/20	138,822
	NCUA Guaranteed Notes, Series R1 (1)
192,426	1.840%, 10/07/20	194,591
123,266	0.635%, 10/07/20	123,594
	NCUA Guaranteed Notes, Series R2 (1)
554,337	0.655%, 11/05/20	553,473
825,590	0.555%, 11/06/17	826,110
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $30,965,894)	31,566,233

	CORPORATE OBLIGATIONS (3) — 39.6%
	Abbott Laboratories
135,000	4.125%, 05/27/20	143,158
	Agrium
105,000	6.125%, 01/15/41	116,960
	Air Canada (5)
190,000	9.250%, 08/01/15	196,175
	Alliance One International
200,000	10.000%, 07/15/16	193,000
	Altria Group
90,000	9.950%, 11/10/38	131,855

Principal
Amount ($)		Value $

	AMC Networks (5)
185,000	7.750%, 07/15/21	195,175
	Anheuser-Busch InBev Worldwide
20,000	7.750%, 01/15/19	26,100
280,000	5.375%, 11/15/14	316,311
	ArcelorMittal
55,000	6.750%, 03/01/41	56,412
	Arch Coal (5)
185,000	7.000%, 06/15/19	194,712
	AT&T
65,000	6.550%, 02/15/39	74,703
	Atmos Energy
65,000	8.500%, 03/15/19	85,399
	Audatex North America (5)
220,000	6.750%, 06/15/18	227,150
	Avaya (5)
195,000	7.000%, 04/01/19	189,637
	Avis Budget Car Rental LLC
195,000	8.250%, 01/15/19	202,069
	Bank of America MTN
670,000	5.650%, 05/01/18	710,025
	Bank of Montreal (5)
1,335,000	2.850%, 06/09/15	1,397,016
	Best Buy
210,000	5.500%, 03/15/21	211,890
	Bombardier (5)
225,000	7.750%, 03/15/20	254,250
	Camden Property Trust
185,000	4.625%, 06/15/21	188,765
	Canadian Imperial Bank of Commerce (5)
530,000	2.750%, 01/27/16	550,109
330,000	2.600%, 07/02/15	342,095
	Case New Holland
140,000	7.750%, 09/01/13	153,825
	Caterpillar Financial Services
185,000	1.375%, 05/20/14	186,985
	CCO Holdings LLC
80,000	7.000%, 01/15/19	83,600
	CenturyLink
275,000	6.450%, 06/15/21	283,167
	Cequel Communications Holding I LLC (5)
175,000	8.625%, 11/15/17	187,031
	Chesapeake Energy
185,000	6.625%, 08/15/20	200,725
	Chrysler Group LLC (5)
215,000	8.250%, 06/15/21	211,775
	Citigroup
340,000	3.953%, 06/15/16	353,732
	CNA Financial
140,000	7.350%, 11/15/19	163,858
	CommScope (5)
215,000	8.250%, 01/15/19	224,675
	Consolidated Edison of New York
45,000	4.450%, 06/15/20	48,347
	Continental Airlines (5)
135,000	6.750%, 09/15/15	137,531
	CSX
95,000	6.150%, 05/01/37	107,103
270,000	3.700%, 10/30/20	269,821
	CVS Caremark
165,000	5.750%, 06/01/17	191,354
	Dana Holding
130,000	6.750%, 02/15/21	132,763
	Danske Bank (5)
515,000	3.875%, 04/14/16	511,961
	DaVita
210,000	6.375%, 11/01/18	214,988
	Delhaize Group
165,000	5.700%, 10/01/40	163,089
	Delta Air Lines (5)
141,000	9.500%, 09/15/14	150,694
	Deutsche Telekom International Finance
90,000	8.750%, 06/15/30	124,434
	Digital Realty Trust LP
230,000	5.875%, 02/01/20	247,946
140,000	5.250%, 03/15/21	143,303
	DIRECTV Holdings LLC
175,000	6.375%, 03/01/41	193,071
	Dow Chemical
105,000	4.250%, 11/15/20	107,974
	Duke Energy Carolinas LLC
30,000	4.300%, 06/15/20	32,103
	DuPont Fabros Technology LP
200,000	8.500%, 12/15/17	220,000
	E.I. du Pont de Nemours
70,000	4.900%, 01/15/41	70,522
	El Paso Pipeline Partners Operating LLC
165,000	6.500%, 04/01/20	190,506

Principal
Amount ($)		Value $

	Enterprise Products Operating LLC
60,000	6.125%, 10/15/39	64,327
	EQT
30,000	8.125%, 06/01/19	37,493
	Equinix
195,000	7.000%, 07/15/21	203,288
	Express Scripts
145,000	3.125%, 05/15/16	148,313
	Ford Motor Credit LLC
135,000	6.625%, 08/15/17	148,056
	Gilead Sciences
205,000	4.500%, 04/01/21	214,342
	Goldman Sachs Group
190,000	6.750%, 10/01/37	190,628
205,000	5.250%, 07/27/21	209,667
	GXS Worldwide
170,000	9.750%, 06/15/15	172,550
	Hartford Financial Services Group
65,000	5.500%, 03/30/20	68,527
	Hertz (5)
130,000	6.750%, 04/15/19	130,650
	Hess
135,000	6.000%, 01/15/40	145,833
	Hewlett-Packard
165,000	4.300%, 06/01/21	174,370
	ING Bank (5)
280,000	4.000%, 03/15/16	290,107
	International Paper
155,000	7.950%, 06/15/18	190,827
	Jabil Circuit
200,000	5.625%, 12/15/20	198,000
	JPMorgan Chase Bank
475,000	6.000%, 10/01/17	535,702
	Kansas City Southern de Mexico (5)
180,000	6.625%, 12/15/20	189,450
	Kinder Morgan Energy Partners LP
55,000	6.500%, 09/01/39	60,448
	Kraft Foods
60,000	6.875%, 02/01/38	72,763
65,000	5.375%, 02/10/20	73,461
	Lloyds TSB Bank
230,000	6.375%, 01/21/21	242,989
	Macy’s Retail Holdings
140,000	6.700%, 07/15/34	154,129
	McDonald’s
215,000	6.300%, 03/01/38	261,946
	McKesson
120,000	7.500%, 02/15/19	150,556
	MetroPCS Wireless
195,000	6.625%, 11/15/20	195,975
	Midamerican Energy Holdings
185,000	5.750%, 04/01/18	213,354
	Morgan Stanley
470,000	3.800%, 04/29/16	473,776
165,000	1.853%, 01/24/14 (1)	164,939
	NBC Universal (5)
235,000	5.150%, 04/30/20	256,060
	Nederlandse Waterschapsbank (5)
950,000	1.375%, 05/16/14	957,888
	Nevada Power, Series L
45,000	5.875%, 01/15/15	51,118
	Newmont Mining
100,000	6.250%, 10/01/39	111,100
	News America (5)
265,000	4.500%, 02/15/21	265,444
	Nextel Communications, Series E
215,000	6.875%, 10/31/13	217,016
	Nisource Finance
80,000	6.125%, 03/01/22	91,147
	Noble Energy
95,000	6.000%, 03/01/41	102,892
	Nordstrom
125,000	6.750%, 06/01/14	143,661
85,000	4.750%, 05/01/20	92,286
	Norfolk Southern
100,000	5.900%, 06/15/19	118,504
	NRG Energy (5)
200,000	7.625%, 01/15/18	203,750
	PepsiCo
150,000	4.875%, 11/01/40	153,608
	Petrobras International Finance
100,000	5.750%, 01/20/20	110,152
	Petrohawk Energy
125,000	7.250%, 08/15/18	145,938
	Plains All American Pipeline
30,000	8.750%, 05/01/19	38,762
	Precision Drilling (5)
240,000	6.500%, 12/15/21	245,400
	Province of New Brunswick Canada
370,000	2.750%, 06/15/18	374,022
	Prudential Financial
140,000	4.750%, 09/17/15	152,474
	Quest Diagnostics
150,000	4.700%, 04/01/21	159,227
	Qwest
60,000	7.625%, 06/15/15	69,300

Principal
Amount ($)		Value $

	Rent-A-Center
200,000	6.625%, 11/15/20	203,500
	Republic Services
30,000	5.250%, 11/15/21	32,743
	Reynolds American
170,000	7.625%, 06/01/16	207,452
65,000	7.250%, 06/15/37	72,448
	Reynolds Group Issuer LLC (5)
200,000	7.125%, 04/15/19	195,500
	Rio Tinto Finance USA
220,000	3.500%, 11/02/20	220,026
	Royal Bank of Canada (5)
500,000	3.125%, 04/14/15	527,888
	Sabra Health Care
200,000	8.125%, 11/01/18	203,250
	Sanmina-SCI (5)
205,000	7.000%, 05/15/19	200,388
	Seagate HDD Cayman (5)
205,000	7.000%, 11/01/21	208,075
	Senior Housing Properties Trust
185,000	4.300%, 01/15/16	189,718
	SESI LLC (5)
115,000	6.375%, 05/01/19	116,150
	Severstal Columbus LLC
55,000	10.250%, 02/15/18	61,187
	Southern Copper
160,000	6.750%, 04/16/40	170,348
	Sparebanken 1 Boligkreditt (5)
195,000	1.250%, 10/25/13	195,662
	Spectrum Brands Holdings
155,000	9.500%, 06/15/18	173,213
	SunCoke Energy (5)
210,000	7.625%, 08/01/19	216,300
	Swedbank Hypotek (1) (5)
440,000	0.696%, 03/28/14	441,062
	Targa Resources Partners (5)
135,000	6.875%, 02/01/21	135,337
	Teck Resources
70,000	10.750%, 05/15/19	89,199
	Telecom Italia Capital
270,000	6.175%, 06/18/14	281,497
	Tenneco
195,000	6.875%, 12/15/20	202,800
	Texas Instruments
190,000	2.375%, 05/16/16	194,872
	TransCanada PipeLines
65,000	6.100%, 06/01/40	74,088
	United Business Media (5)
220,000	5.750%, 11/03/20	224,581
	Univision Communications (5)
180,000	7.875%, 11/01/20	186,525
	US Bank
440,000	4.950%, 10/30/14	485,565
	Vale Overseas
55,000	5.625%, 09/15/19	60,763
	Valero Energy
105,000	6.125%, 02/01/20	120,057
50,000	4.500%, 02/01/15	54,352
	Verizon Communications
135,000	4.600%, 04/01/21	145,379
	Viacom
220,000	4.500%, 03/01/21	229,422
	Wachovia Bank (1)
365,000	0.653%, 11/03/14	353,413
	Wal-Mart Stores
385,000	3.625%, 07/08/20	395,780
	Waste Management
110,000	4.750%, 06/30/20	118,452
	Watson Pharmaceuticals
155,000	6.125%, 08/15/19	180,585
	Wells Fargo Bank
250,000	5.750%, 05/16/16	278,034
	Willis Group Holdings
170,000	5.750%, 03/15/21	177,544
	Wind Acquisition Finance (5)
200,000	7.250%, 02/15/18	200,000
	Windstream
175,000	7.875%, 11/01/17	187,906
	WPP Finance UK
160,000	8.000%, 09/15/14	187,509
	Xerox
305,000	4.500%, 05/15/21	314,785
	Yum! Brands
65,000	6.875%, 11/15/37	77,114
	TOTAL CORPORATE OBLIGATIONS (Cost $27,987,984)	29,336,533

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.0%
	Americold LLC Trust, Series ARTA (5)
410,000	4.954%, 01/14/29	432,469
273,849	3.847%, 01/14/29	284,759
	Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2
404,865	6.460%, 10/15/36	410,847

Principal
Amount ($)		Value $

	Credit Suisse First Boston Mortgage Securities, Series CKN2
351,296	6.133%, 04/15/37	356,633
	Extended Stay America Trust, Series ESHA (5)
1,347,978	2.951%, 11/05/27	1,336,249
	Four Times Square Trust, Series 4TS (5)
1,008,000	5.401%, 12/13/28	1,082,628
	GS Mortgage Securities II, Series GC3 (5)
715,000	4.753%, 03/10/44	735,098
245,000	3.645%, 03/10/44	251,069
	JP Morgan Chase Commercial Mortgage Securities, Series C2 (5)
410,000	4.070%, 11/15/43	402,008
	JP Morgan Chase Commercial Mortgage Securities, Series C4 (5)
280,000	4.106%, 07/15/46	287,063
	LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A5
21,880	6.133%, 12/15/30	21,890
	LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A4
185,000	4.960%, 12/15/31	192,116
	LSTAR Commercial Mortgage Trust, Series 1 (1) (5)
110,000	5.754%, 06/25/43	101,579
	Morgan Stanley Capital I, Series 2003-T11, Class A4
655,000	5.150%, 06/13/41	692,719
	Vornado DP LLC, Series VNO (5)
496,000	4.004%, 09/13/28	491,858
	WF-RBS Commercial Mortgage Trust, Series C2 (5)
310,000	3.791%, 02/15/44	322,757
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,366,002)	7,401,742

	U.S. TREASURY OBLIGATIONS (3) — 7.2%
	U.S. Treasury Bills (4)
3,000,000	0.069%, 10/13/11	2,999,544
	U.S. Treasury Notes
50,000	4.375%, 05/15/41	52,055
940,000	3.125%, 05/15/21	965,846
1,300,000	1.500%, 06/30/16	1,310,162
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,311,598)	5,327,607

	ASSET -BACKED SECURITIES — 2.9%
	BA Credit Card Trust, Series A1 (1)
335,000	0.487%, 09/15/15	335,967
	Chase Issuance Trust, Series A13 (1)
335,000	1.747%, 09/15/15	344,884
	CNH Equipment Trust, Series A
405,000	2.040%, 10/17/16	412,499
	Discover Card Master Trust, Series A1 (1)
335,000	1.487%, 12/15/14	338,654
	MBNA Credit Card Master Note Trust, Series A10 (1)
165,000	0.246%, 11/16/15	164,868
	Nelnet Student Loan Trust, Series 4A (1) (5)
260,330	0.955%, 04/25/46	260,576
	Wachovia Auto Owner Trust, Series A (1)
279,398	1.336%, 03/20/14	281,032
	TOTAL ASSET-BACKED SECURITIES (Cost $2,129,745)	2,138,480

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
	Impac CMB Trust (1)
287,152	0.587%, 10/25/35	228,286
229,615	0.567%, 05/25/35	186,225
96,740	0.557%, 03/25/35	89,510
	Residential Accredit Loans, Series 1999-QS4, Class A1
6,926	6.250%, 03/25/14	7,092
	Salomon Brothers Mortgage Securities VII, Series 2001-CPB1, Class A (1)
4,889	2.785%, 12/25/30	4,924
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $525,692)	516,037

Principal
Amount
($)/Contracts/
Shares		Value $

	MUNICIPAL BONDS – 0.7%
	New York – 0.1%
75,000	Metropolitan Transportation Authority, RB
	6.814%, 11/15/40	86,784

	South Carolina – 0.4%
252,733	South Carolina Student Loan, RB (1)
	0.703%, 01/25/21	252,375

	Utah – 0.2%
170,000	State of Utah, GO
	3.539%, 07/01/25	166,972

	TOTAL MUNICIPAL BONDS (Cost $497,262)	506,131

	PURCHASED OPTION (6) – 0.0%
86	10-Year U.S. Treasury Note, Put Option, Strike Price $127.50, Expires Sept. 2011 (Cost $33,786)	29,562

	SHORT-TERM INVESTMENT(7) – 10.3%
7,686,234	JPMorgan Prime Money Market Fund, 0.010% (Cost $7,686,234)	7,686,234

	TOTAL INVESTMENTS – 114.0%
	(Cost $82,504,197)*	84,508,559
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS – (14.0)%	(10,389,825)
	NET ASSETS – 100%	$74,118,734

(1)          Variable Rate Security — Rate disclosed is as of July 31, 2011.

(2)          Security considered illiquid. On July 31, 2011 the value of these securities amounted to $294,614, representing 0.4% of the net assets of the Fund.

(3)          Securities, or a portion of these securities, have been pledged as collateral on open derivative positions and mortgage dollar rolls.

(4)          The rate disclosed is the effective yield at time of purchase.

(5)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2011, the value of these securities amounted to $16,344,316 representing 22.1% of the net assets of the Fund.

(6)          Denotes non-income producing security.

(7)          The rate shown represents the 7-day current yield as of July 31, 2011.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

TBA —To Be Announced

* At July 31, 2011, the tax basis cost of the Fund’s investments was $82,504,197, and the unrealized appreciation and depreciation were $2,144,419 and $(140,057), respectively.

A summary of the open futures contracts held by the Fund at July 31, 2011, is as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
Australian 10-Year Bond	12	Sept - 2011	$41,567
Canadian 10-Year Bond	19	Sept - 2011	68,007
U.S. Ultra Bond	15	Sept - 2011	83,412
U.S. 2-Year Treasury Note	40	Sept - 2011	43,181
U.S. 10-Year Treasury Note	(45)	Sept - 2011	(161,219)
U.S. 5-Year Treasury Note	(2)	Oct - 2011	(4,472)
U.S. Long Treasury Bond	(25)	Sept - 2011	(108,215)
			$(37,739)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Multi-Asset Growth Portfolio

Schedule of Investments †

July 31, 2011 (unaudited)

Shares		Value $

	EQUITIES – 47.0%
	Domestic Equities – 23.4%
5,162	iShares S&P 500 Index Fund	668,737
118,622	Schroder U.S. Small and Mid Cap Opportunities Fund, Investor Shares (1)(2)	1,432,956
		2,101,693
	International Equities – 23.6%
4,189	iShares MSCI All Country Asia ex Japan Index Fund	261,059
5,055	iShares MSCI EAFE Index Fund	296,476
17,041	iShares MSCI Japan Index Fund	182,509
3,598	iShares MSCI Pacific ex-Japan Index Fund	168,674
34,142	Schroder Emerging Market Equity Fund, Investor Shares (2)	483,786
16,110	Schroder International Alpha Fund, Investor Shares (2)	177,046
59,025	Schroder International Multi-Cap Value Fund, Investor Shares (2)	556,018
		2,125,568
	TOTAL EQUITIES (Cost $3,265,594)	4,227,261

	FIXED INCOME – 23.3%
	Emerging Market Bonds – 13.1%
32,406	PIMCO Developing Local Markets Fund	359,380
36,611	PIMCO Emerging Local Bond Fund	407,477
36,279	PIMCO Emerging Markets Bond Fund	413,217
		1,180,074
	High Yield Bonds – 10.2%
62,135	Goldman Sachs High Yield Fund	456,071
45,900	T. Rowe Price High Yield Fund	455,788
		911,859
	TOTAL FIXED INCOME (Cost $1,971,117)	2,091,933

	COMMODITIES – 15.7%
59,093	CS Commodity Return, Institutional Shares	560,204
41,454	Goldman Sachs Commodity Strategic Fund, Institutional Shares	266,548
63,496	PIMCO CommodityRealReturn Strategy Fund	583,533
	TOTAL COMMODITIES (Cost $1,402,062)	1,410,285

	REAL ESTATE – 4.2%
4,142	iShares Dow Jones U.S. Real Estate Index Fund	250,715
3,819	iShares S&P World ex-U.S. Property Index Fund	131,505
	TOTAL REAL ESTATE (Cost $358,738)	382,220

	INFRASTRUCTURE – 3.8%
183,193	HSBC Infrastructure (Cost $332,958)	345,880

	PRIVATE EQUITY – 0.6%
5,534	PowerShares Listed Private Equity Portfolio (Cost $64,018)	56,613

	SHORT-TERM INVESTMENT (3) – 3.7%
328,651	JPMorgan Prime Money Market Fund, 0.010% (Cost $328,651)	328,651

	TOTAL INVESTMENTS – 98.3% (Cost $7,723,138)*	8,842,843
	OTHER ASSETS LESS LIABILITIES – 1.7%	155,538
	NET ASSETS – 100%	$8,998,381

† Investment categories are based on the underlying investments of the invested security.

(1)          Denotes non-income producing security.

(2)          Affiliated fund.

(3)          The rate shown represents the 7-day current yield as of July 31, 2011.

* At July 31, 2011, the tax basis cost of the Fund’s investments was $7,723,138, and the unrealized appreciation and depreciation were $1,157,062 and $(37,357), respectively.

A summary of the open futures contracts held by the Fund at July 31, 2011, is as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
NASDAQ 100 E-MINI	4	Sept-2011	$8,819

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2011, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	8/12/11	JPY	7,460,163	CHF	81,400	$6,398
Barclays Capital	8/12/11	USD	137,393	SGD	169,533	3,513
Barclays Capital	8/18/11	CHF	64,554	NOK	413,000	(5,373)
Barclays Capital	10/18/11	USD	267,807	MYR	808,000	6,428
Deutsche Bank Securities	8/12/11	JPY	10,000,000	USD	123,897	(6,181)
Deutsche Bank Securities	8/12/11	USD	137,394	SGD	169,533	3,512
Deutsche Bank Securities	8/11/11	EUR	99,150	CHF	125,000	16,388
HSBC	10/18/11	USD	166,965	KRW	177,500,000	1,019
JPMorgan	8/11/11	EUR	99,126	CHF	125,000	16,422
JPMorgan	8/12/11	USD	137,397	SGD	169,534	3,510
JPMorgan	8/18/11	USD	208,816	GBP	129,524	3,794
JPMorgan	9/8/11	EUR	300,000	USD	438,144	7,418
Royal Bank of Scotland	8/11/11	CHF	250,000	EUR	208,237	(18,500)
Royal Bank of Scotland	8/12/11	JPY	7,459,577	CHF	81,400	6,406
Royal Bank of Scotland	8/12/11	JPY	10,000,000	USD	123,905	(6,173)
State Street Bank	8/18/11	AUD	157,222	USD	165,114	(7,164)
State Street Bank	8/18/11	CHF	26,798	NOK	173,000	(1,941)
Toronto Dominion Bank	8/18/11	AUD	130,239	USD	136,700	(6,010)
UBS Securities LLC	8/18/11	CHF	131,423	NOK	838,000	(11,459)
Westpac Banking Corp.	8/18/11	AUD	130,239	USD	136,735	(5,976)
Westpac Banking Corp.	8/18/11	USD	272,735	AUD	249,732	911
Westpac Banking Corp.	9/8/11	EUR	193,800	USD	268,055	(10,194)
						$(3,252)

AUD — Australian Dollar

CHF — Swiss Franc

EAFE — Europe, Australasia, and Far East

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

KRW — Korean Won

LLC — Limited Liability Company

MSCI — Morgan Stanley Capital International

MYR — Malaysian Ringgit

NASDAQ — National Association of Securities Dealers

Automated Quotation

NOK — Norwegian Krone

S&P — Standard & Poor’s

SGD — Singapore Dollar

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements
July 31, 2011 (unaudited)

The following is a summary of the inputs used as of July 31, 2011, in valuing the Schroder Funds’ investments carried at value:

Schroder International Multi-Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock (1)
Australia	$917,036	$—	$—	$917,036
Austria	173,733	—	—	173,733
Belgium	303,791	—	—	303,791
Bermuda	136,059	—	—	136,059
Brazil	145,534	—	—	145,534
British Virgin Islands	26,343	—	—	26,343
Canada	1,039,620	—	—	1,039,620
Chile	61,885	—	—	61,885
China	328,464	—	—	328,464
Cyprus	56,731	—	—	56,731
Czech Republic	30,943	—	—	30,943
Denmark	161,433	—	—	161,433
Finland	285,769	—	—	285,769
France	1,006,777	—	—	1,006,777
Gabon	54,619	—	—	54,619
Germany	462,642	—	—	462,642
Greece	160,454	—	—	160,454
Guernsey	51,720	—	—	51,720
Hong Kong	798,165	—	—	798,165
Hungary	24,851	—	—	24,851
Indonesia	124,709	—	—	124,709
Ireland	47,993	—	—	47,993
Israel	—	245,291	—	245,291
Italy	486,320	—	—	486,320
Japan	3,781,791	—	—	3,781,791
Luxembourg	37,937	—	—	37,937
Malaysia	186,534	—	—	186,534
Malta	—	—	—	—
Mexico	40,960	—	—	40,960
Netherlands	420,855	—	—	420,855
New Zealand	76,437	—	—	76,437
Norway	455,056	—	—	455,056
Philippines	132,239	—	—	132,239
Poland	129,501	—	—	129,501
Portugal	99,520	—	—	99,520
Russia	105,407	—	—	105,407
Singapore	439,422	—	—	439,422
South Africa	256,305	—	—	256,305
South Korea	365,825	—	—	365,825
Spain	415,659	—	—	415,659
Sweden	365,253	—	—	365,253

	Level 1	Level 2	Level 3	Total
Investments in Securities (continued)
Switzerland	$787,248	$—	$—	$787,248
Taiwan	560,825	—	—	560,825
Thailand	311,994	—	—	311,994
Turkey	261,549	—	—	261,549
United Kingdom	2,002,681	—	—	2,002,681
	18,118,589	245,291	—	18,363,880
Preferred Stock
Brazil	238,367	—	—	238,367
Germany	76,442	—	—	76,442
	314,809	—	—	314,809
Warrants
Italy	9	—	—	9
Short-Term Investment	1,607,624	—	—	1,607,624
Total Investments in Securities	$20,041,031	$245,291	$—	$20,286,322

Other Financial Instruments
Futures – Unrealized Depreciation	$(18,181)	$—	$—	$(18,181)
Forwards – Unrealized Appreciation	—	7,547	—	7,547
Forwards – Unrealized Depreciation	—	(7,278)	—	(7,278)
Total Other Financial Instruments	$(18,181)	$269	$—	$(17,912)

Schroder Emerging Market Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock (1)
Brazil	$21,984,931	$—	$—	$21,984,931
Cayman Islands	428,517	—	—	428,517
China	40,530,041	—	—	40,530,041
Egypt	—	918,781	—	918,781
Hong Kong	24,725,068	—	—	24,725,068
Hungary	9,792,845	—	—	9,792,845
India	8,831,798	—	—	8,831,798
Indonesia	7,811,068	—	—	7,811,068
Malaysia	8,618,365	—	—	8,618,365
Mexico	13,800,774	—	—	13,800,774
Peru	1,624,482	—	—	1,624,482
Poland	5,303,135	—	—	5,303,135
Qatar	—	1,894,878	—	1,894,878
Russia	26,547,838	—	—	26,547,838
South Africa	9,122,130	—	—	9,122,130
South Korea	58,450,985	—	—	58,450,985
Taiwan	21,560,504	—	—	21,560,504
Thailand	14,600,607	—	—	14,600,607
Turkey	8,836,795	—	—	8,836,795
	282,569,883	2,813,659	—	285,383,542
Preferred Stock
Brazil	26,054,152	—	—	26,054,152

	Level 1	Level 2	Level 3	Total
Investments in Securities (continued)
Equity-Linked Warrants
Russia	$—	$5,997,773	$—	$5,997,773
Short-Term Investment	4,026,825	—	—	4,026,825
Total Investments in Securities	$312,650,860	$8,811,432	$—	$321,462,292

Schroder U.S. Small and Mid Cap Opportunities Fund (2)

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock (3)	$216,050,887	$—	$—	$216,050,887
Short-Term Investment	23,962,186	—	—	23,962,186
Total Investments in Securities	$240,013,073	$—	$—	$240,013,073

Schroder Total Return Fixed Income Fund (2)

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Mortgage-Backed
Obligations	$—	$31,566,233	$—	$31,566,233
Corporate Obligations	—	29,336,533	—	29,336,533
Commercial Mortgage-Backed Securities	—	7,401,742	—	7,401,742
Collateralized Mortgage Obligations	—	516,037	—	516,037
U.S. Treasury Obligations	—	5,327,607	—	5,327,607
Asset-Backed Securities	—	2,138,480	—	2,138,480
Purchased Option	29,562	—	—	29,562
Municipal Bonds	—	506,131	—	506,131
Short-Term Investment	7,686,234	—	—	7,686,234
Total Investments in Securities	$7,715,796	$76,792,763	$—	$84,508,559

Other Financial Instruments
Futures — Unrealized Appreciation	$236,167	$—	$—	$236,167
Futures — Unrealized Depreciation	(273,906)	—	—	(273,906)
Total Other Financial Instruments	$(37,739)	$—	$—	$(37,739)

Schroder Multi-Asset Growth Portfolio (2)

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities (3)	$4,227,261	$—	$—	$4,227,261
Commodities	1,410,285	—	—	1,410,285
Fixed Income (3)	2,091,933	—	—	2,091,933
Infrastructure	345,880	—	—	345,880
Real Estate	382,220	—	—	382,220
Private Equity	56,613	—	—	56,613
Short-Term Investment	328,651	—	—	328,651
Total Investments in Securities	$8,842,843	$—	$—	$8,842,843

Other Financial Instruments
Futures — Unrealized Appreciation	$8,819	$—	$—	$8,819
Forwards — Unrealized Appreciation	—	75,719	—	75,719
Forwards — Unrealized Depreciation	—	(78,971)	—	(78,971)
Total Other Financial Instruments	$8,819	$(3,252)	$—	$5,567

(1)          The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Fund’s foreign equity securities may be valued at fair value.

(2)          There were no significant transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(3)          All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from May 1, 2011 through July 31, 2011 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 29, 2011

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 29, 2011

*     Print the name and title of each signing officer under his or her signature.